UNITED STATES
                        SECURITY AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1          Name  and  Address  of  Issuer:
                            Saturna Investment Trust
                             1300 North State Street
                              Bellingham, WA 98225

2      The name of each series or class of securities for which this notice is filed  (If  the  Form  is  being
     filed for all series and classes of securities of the issuer, check the box but do not list series of classes):
                               Sextant Growth Fund
                              Idaho Tax Exempt Fund
                            Sextant Bond Income Fund
                          Sextant Short Term Bond Fund
                           Sextant International Fund

3          Investment  Company  Act    File  Number:                  811-5071
     Securities  Act  File  Number:                              33-13247

                4(a)     Last day of fiscal year for which this notice is filed:
                                                             November 30, 1998

4(b)          Check  box  if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

5          Calculation  of  registration  fee:

     (i)        Aggregate Sale price of securities sold during the fiscal year
              pursuant to section 24 (f)                         $4,644,841.00

     (ii)          Aggregate  price  of  securities  redeemed  or  repurchased
                      during the fiscal year:                    $4,143,668.00

     (iii)Aggregate sale price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
                           fees payable to the Commission:                     $
                                                                    -     00.0

     (iv)     Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                 $4,143,668.00

     (v)          Net  Sales  -  if  Item  5(i)  is  greater  than  Item 5(iv)
                                           [subtract Item 5(iv) from Item 5(i)]:
                                                                     $501,173.00

     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                                          from Item 5(i)]:                     $
                                                                    -     00.0

     (vii)          Multiplier  for  determining  registration  fee  (See
                           Instruction C.9):                    x     0.000278

     (viii)          Registration  fee  due  [multiply  Item  5(v)  by  Item
               5(vii)] (enter "0" if no fee is due):                    =      $
                                                                          139.33

6          Prepaid  Shares

     If the response to Item 5(i) was determine by deducting an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____N/A________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: _____N/A_______.

7        Interest due - if this Form is being filed moe than 90 days after the end  of  the  issuer's  fiscal  year
                       (see Instruction D):                         =     0.00

8        Total of the amount of the registration fee due plus any interest due
              [line 5(viii) plus line 7]:                              $139.33

9        Date of the registration fee and any interest payment was sent to the
Comission's  lockbox
     depository:
          Method  of  Delivery:
                                                     Wire Transfer     $139.33
                              Mail  or  other  means    ---N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By  (Signature  and  Title) /s/ Teresa K. Anders                 /s/    Teresa
K.  Anderson
                          Treasurer


Date              01/20/1999